		APPLIED FINANCE SELECT FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
99.26%	COMMON STOCKS	Shares	Value

10.60%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	65,761	$23,419,465
	Meta Platforms, Inc.	30,339	16,890,025
	Verizon Communications, Inc.	365,944	17,129,839
	The Walt Disney Co.	170,544	16,404,627
			73,843,956
8.86%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	176,991	9,994,682
	Darden Restaurants, Inc.	66,097	13,456,027
	DR Horton, Inc.	91,271	13,057,229
	Lowe's Companies, Inc.	56,724	11,787,814
	Marriott International Class A	36,000	13,421,880
			61,717,632
4.97%	CONSUMER STAPLES
	Constellation Brands, Inc.	56,186	7,317,103
	Keurig Dr Pepper, Inc.	300,854	9,362,576
	Target Corp.	68,467	9,892,797
	Tyson Foods, Inc. Class A	139,050	8,059,338
			34,631,814
3.17%	ENERGY
	ConocoPhillips	90,727	10,930,789
	Valero Energy Corp.	35,641	11,152,069
			22,082,858
12.84%	FINANCIALS
	Ameriprise Financial, Inc.	23,338	12,738,814
	Bank of America Corp.	199,054	12,331,395
	Fiserv, Inc.(A)	191,644	10,337,277
	JPMorgan Chase & Co.	40,550	14,265,085
	Mastercard, Inc. Class A	22,235	12,742,879
	MetLife, Inc.	146,210	14,055,167
	The Travelers Companies, Inc.	34,515	12,921,035
			89,391,652
	APPLIED FINANCE SELECT FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value
8.77%	HEALTH CARE

	CVS Health Corp.	101,060	$10,553,696
	McKesson Corp.	12,123	10,379,591
	Merck & Company, Inc.	66,834	8,701,787
	Regeneron Pharmaceuticals, Inc.	14,152	10,792,740
	Stryker Corp.	30,380	9,894,766
	Thermo Fisher Scientific, Inc.	18,737	10,760,659
			61,083,239
8.70%	INDUSTRIALS
	Cummins, Inc.	19,648	12,460,762
	Quanta Services, Inc.	17,689	11,804,931
	Union Pacific Corp.	42,265	12,346,874
	United Rentals, Inc.	10,907	11,771,489
	Wabtec Corp.	42,060	12,233,572
			60,617,628
21.19%	INFORMATION TECHNOLOGY-Hardware
	Apple, Inc.	81,827	25,277,179
	Applied Materials, Inc.	35,904	18,227,384
	Cisco Systems, Inc.	186,247	21,602,790
	Dell Technologies	51,773	20,987,221
	HP, Inc.	812,222	22,149,294
	KLA Corp.	96,030	17,556,205
	Nvidia Corp.	108,663	21,814,097
			147,614,170
14.40%	INFORMATION TECHNOLOGY-Software & Services
	Adobe, Inc.(A)	79,105	19,808,683
	International Business Machines Corp.	76,688	17,151,271
	Microsoft Corp.	55,993	26,021,067
	Oracle Corp.	128,351	16,668,944
	Roper Technologies, Inc.	52,739	20,672,106
			100,322,071
1.96%	MATERIALS
	The Sherwin-Williams Co.	18,685	6,368,782
	Steel Dynamics, Inc.	28,886	7,257,896
			13,626,678
	APPLIED FINANCE SELECT FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value
1.76%	REAL ESTATE

	CBRE Group, Inc.(A)	83,619	$12,276,105
2.04%	UTILITIES
	DTE Energy Co.	52,413	7,435,832
	Public Service Enterprise Group, Inc.	88,216	6,764,403
			14,200,235
99.26%	TOTAL COMMON STOCKS		691,408,038
	(Cost: $509,997,751)
0.34%	EXCHANGE TRADED FUNDS
0.34%	LARGE-CAP FUNDS
	Applied Finance IVS International Large ETF(B)	80,000	2,348,584
	(Cost: $2,044,800)
0.40%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(B)	2,764,779	2,764,779
	(Cost: $2,764,779)
100.00%	TOTAL INVESTMENTS		696,521,401
	(Cost: $514,807,329)
0.00%	Other assets, net of liabilities		24,488
100.00%	NET ASSETS		$696,545,889

(A)Non-income producing

(B)Affiliated Investment - The Fund's Advisor also serves as advisor to the underlying ETF. (Note 1)

(C)Effective 7 day yield as of July 31,2026

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$691,408,038	$-	$-	$691,408,038
Exchange Traded Funds	2,348,584	-	-	2,348,584
Money Market Funds	2,764,779	-	-	2,764,779
	$696,521,401	$-	$-	$696,521,401

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $514,807,329, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$205,059,618
Gross unrealized depreciation	(23,345,546)
Net unrealized appreciation (depreciation)	$181,714,072